UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing


/s/  David Drinkwater           New York, New York            February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  499,155
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number        Name

1.      028-13324                   Manikay Master Fund, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------                --------------   --------- --------  --------------------  ------------  -------- --------------------
                                  TITLE                   VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP   (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED NONE
--------------                --------------   --------- --------  ---------  ---  ----  ------------  -------- -------- ------ ----

AMERICAN INTL GROUP INC       COM NEW          026874784  17,052     735,000   SH       SHARED-DEFINED    1       735,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156   7,356   1,335,000   SH       SHARED-DEFINED    1     1,335,000
BANK OF AMERICA CORPORATION   COM              060505104  22,240   4,000,000   SH       SHARED-DEFINED    1     4,000,000
BANK OF AMERICA CORPORATION   7.25%CNV PFD L   060505682   9,432      12,000   SH       SHARED-DEFINED    1        12,000
BHP BILLITON PLC              SPONSORED ADR    05545E209   4,023      68,907   SH       SHARED-DEFINED    1        68,907
CITIGROUP INC                 COM              172967424  26,310   1,000,000   SH       SHARED-DEFINED    1     1,000,000
COCA COLA CO                  COM              191216100  41,982     600,000   SH       SHARED-DEFINED    1       600,000
COLGATE PALMOLIVE CO          COM              194162103  27,717     300,000   SH       SHARED-DEFINED    1       300,000
CONSTELLATION ENERGY GROUP I  COM              210371100  19,835     500,000   SH       SHARED-DEFINED    1       500,000
EL PASO CORP                  COM              28336L109  31,884   1,200,000   SH       SHARED-DEFINED    1     1,200,000
GOLDMAN SACHS GROUP INC       COM              38141G104  22,608     250,000   SH       SHARED-DEFINED    1       250,000
GOODRICH CORP                 COM              382388106  19,792     160,000   SH       SHARED-DEFINED    1       160,000
HEALTHSPRING INC              COM              42224N101   9,545     175,000   SH       SHARED-DEFINED    1       175,000
ISTAR FINL INC                FRNT 10/0        45031UBF7   8,987  10,000,000   SH       SHARED-DEFINED    1    10,000,000
METLIFE INC                   COM              59156R108  14,031     450,000   SH       SHARED-DEFINED    1       450,000
MOTOROLA MOBILITY HLDGS INC   COM              620097105  25,220     650,000   SH       SHARED-DEFINED    1       650,000
NEWS CORP                     CL B             65248E203  29,427   1,618,670   SH       SHARED-DEFINED    1     1,618,670
NYSE EURONEXT                 COM              629491101  35,459   1,358,588   SH       SHARED-DEFINED    1     1,358,588
PHARMASSET INC                COM              71715N106  34,627     270,100       PUT  SHARED-DEFINED    1       270,100
PHARMASSET INC                COM              71715N106  34,294     267,500       CALL SHARED-DEFINED    1       267,500
SEALED AIR CORP NEW           COM              81211K100   7,263     422,007   SH       SHARED-DEFINED    1       422,007
WILLIAMS COS INC DEL          COM              969457100  39,624   1,200,000   SH       SHARED-DEFINED    1     1,200,000
WPX ENERGY INC                COM              98212B103  10,448     575,000   SH       SHARED-DEFINED    1       575,000








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